[LOGO] UBS
       Global Asset Management


       Managed High Yield Plus Fund Inc.

       Semiannual Report

       November 30, 2002

----------------------------------------------------------
Managed High Yield Plus Fund Inc.

Investment Goals:

Primarily, high income; secondarily, capital appreciation.

Portfolio Manager/Subadvisor:

Marianne Rossi
UBS Global Asset
Management (New York) Inc.

Commencement:

June 26, 1998

NYSE Symbol:

HYF

Dividend Payments:

Monthly

Managed High Yield Plus Fund Inc.
----------------------------------------------------------

January 15, 2003

Dear Shareholder,

We present you with the semiannual report for the Managed High Yield Plus Fund Inc. for the six months ended November 30, 2002.

An Interview with Portfolio Manager Marianne Rossi

Q.    Can you summarize how the Fund performed during the review period?

A. During the six-month period ended November 30, 2002, the Fund produced a net asset value return of -5.32%. In contrast, the Lipper High Current Yield Funds (Leveraged) Median returned -8.35% on a net asset value basis. For more on the Fund's performance, including market price returns, please refer to "Performance at a Glance" on page 5.

Q.    Can you describe the overall economic environment during the period?

A. There were mixed signals on the economic front. During the first three months of 2002, gross domestic product (GDP) grew at a healthy rate of 5.0%. However, this upswing was short-lived: the economy faltered during the second quarter, and GDP rose a tepid 1.3%. Although the estimate for third quarter GDP came in at 4.0%, many economists are forecasting that growth during the last quarter of 2002 will fall back to the 1%-2% range. Acknowledging a "soft spot" in the economy, the Federal Reserve Board (the "Fed") lowered short-term interest rates by 50 basis points in November to 1.25%, its lowest level in 40 years. The Fed also shifted its economic bias from weakness to neutrality, explaining that risks to the economy were balanced between slow growth and inflation.

      Throughout the period, consumer spending propped up the economy. Low interest rates led to a sharp rise in mortgage refinancing, and many automobile companies offered attractive financing rates. However, business spending was

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

Managed High Yield Plus Fund Inc.

      anemic as corporate America continued to wait for indications of sustained economic growth before committing to significant new capital expenditures.

Q.    How did high yield bonds perform during the period?

A. Overall, it was a difficult period for high yield bonds, as a confluence of events served to undermine the market. Economic uncertainty, weak equity markets, high profile accounting scandals, and an investor flight-to-quality were some of the factors that led to historically high spreads for lower-rated corporate bonds. High yield default rates topped 10%, and investor demand for these securities was generally weak.

      However, as the reporting period drew to a close, there appeared to be a light at the end of the tunnel. During November, the Salomon Brothers High Yield Bond Index registered one of its best months ever, rising 7.6%. This positive performance was triggered by news that companies were meeting their revised earning targets, some improving economic signals, and positive high yield market technicals. Many investors suddenly regained their appetite for risk as the equity markets surged and high yield bond spreads narrowed.

Q. Can you explain some of the factors that led to the Fund's performance results?

A. While the Fund was unable to totally avoid the weakness in the high yield market, it did outperform its peer group (based on NAV) during the six-month period. This was due in part to its relatively more conservative stance. In addition, sector and security selection enhanced relative results, in particular during the second half of the reporting period. In recent months, for example, the Fund's telecom, technology and media securities performed very well. An example of a holding that generated solid results was Nextel, which provides digital mobile communications throughout the United States, primarily to business users. Despite a rash of bankruptcies in the telecom sector, Nextel's high yield bonds performed well due to the company's better-than-expected results. The wireless sector also rallied in response to Nextel's performance.

Q.    What strategies did not meet your expectations?

A. The Fund was underweight in the home builder sector versus the benchmark. However, this area performed well, so the Fund's relative results suffered as a result.

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

Managed High Yield Plus Fund Inc.

Q. Were there any adjustments to the Fund's portfolio in terms of credit quality or sector allocation?

A. We moderately raised the Fund's overall credit quality during the period. This served to enhance results as single B-rated issues performed well. In terms of sectors, the Fund largely maintained its allocation strategy, although we did slightly lower its exposure to bonds in the cable industry.

Q. What is your outlook for the economy as we move into 2003, and how do you foresee positioning the Fund going forward?

A. It's widely anticipated that the economy will experience a moderate expansion in 2003. Overall, we are positive on the high yield market, as we believe the fundamentals are in place for these securities to do well. High yield default rates should decline substantially in 2003, and a strengthening economy should bode well for high yield companies. In terms of the Fund, we will continue to closely monitor its holdings in the media and gaming sectors, as these issues have performed extremely well in recent months.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms                       /s/ Marianne Rossi

Brian M. Storms                           Marianne Rossi
President                                 Portfolio Manager
Managed High Yield Plus Fund Inc.         Managed High Yield Plus Fund Inc.
President and Chief Executive Officer     Managing Director
UBS Global Asset Management (US) Inc.     UBS Global Asset Management
                                          (New York) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended November 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

Managed High Yield Plus Fund Inc.

Portfolio Statistics (unaudited)

Share Price
and Dividend*                               11/30/02     5/31/02    11/30/01
----------------------------------------------------------------------------
Net Asset Value                            $    4.33   $    4.98   $    5.65
----------------------------------------------------------------------------
Market Price                               $    4.37   $    5.64   $    6.29
----------------------------------------------------------------------------
12-Month Dividend                          $  0.8100   $   0.980   $  1.0950
----------------------------------------------------------------------------
Dividend at Period-End                     $  0.0500   $  0.0650   $  0.0850
----------------------------------------------------------------------------

Credit Quality**                            11/30/02     5/31/02    11/30/01
----------------------------------------------------------------------------
Cash                                             0.1%        1.1%        0.3%
----------------------------------------------------------------------------
BB & Higher                                      6.5         9.2        15.3
----------------------------------------------------------------------------
B                                               74.8        66.3        63.5
----------------------------------------------------------------------------
CCC & Lower                                     16.9        20.8        18.4
----------------------------------------------------------------------------
Equity/Preferred                                 1.7         2.6         2.5
----------------------------------------------------------------------------
Total                                          100.0%      100.0%      100.0%
----------------------------------------------------------------------------


Characteristics**                           11/30/02     5/31/02    11/30/01
----------------------------------------------------------------------------
Net Assets (mm)                               $178.1      $200.8      $223.4
----------------------------------------------------------------------------
Weighted Average
 Maturity                                   6.1 yrs.    6.9 yrs.    6.8 yrs.
----------------------------------------------------------------------------
Weighted Average Price                        $92.68      $89.94      $86.74
----------------------------------------------------------------------------
Leverage                                        29.9%       31.9%       28.8%
----------------------------------------------------------------------------

Top 10 Holdings*              11/30/02                                  5/31/02                                  11/30/01
-------------------------------------------------------------------------------------------------------------------------
Four M Corp.                     2.9%     PTC International Finance        2.9%    Allied Waste North America       3.5%
-------------------------------------------------------------------------------------------------------------------------
PTC International Finance        2.7      Blount                           2.8     Crown Castle International       3.1
-------------------------------------------------------------------------------------------------------------------------
Allied Waste North America       2.6      Triad Hospitals                  2.8     AES                              2.8
-------------------------------------------------------------------------------------------------------------------------
Triad Hospitals                  2.5      Allied Waste North America       2.8     Triad Hospitals                  2.5
-------------------------------------------------------------------------------------------------------------------------
Alliance Gaming Corp.            2.4      Four M Corp.                     2.6     PTC International Finance        2.5
-------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.               2.3      Crown Castle International       2.6     Nextel Communications            2.3
-------------------------------------------------------------------------------------------------------------------------
Ainsworth Lumber Ltd.            2.3      Nexstar Finance LLC              2.5     Park Place Entertainment         2.3
-------------------------------------------------------------------------------------------------------------------------
Luigino's, Inc.                  2.3      Levi Strauss & Co.               2.3     Sinclair Broadcast Group         2.3
-------------------------------------------------------------------------------------------------------------------------
American Restaurant
 Group, Inc.                     2.2      Advance Stores Co.               2.3     Alamosa Delaware                 2.3
-------------------------------------------------------------------------------------------------------------------------
Nexstar Finance LLC              2.2      Charter Communications           2.2     Adelphia Communications          2.3
=========================================================================================================================
Total                           24.4%                                     25.8%                                    25.9%
=========================================================================================================================

Top 5 Sectors*                 11/30/02                                      5/31/02                                   11/30/01
-------------------------------------------------------------------------------------------------------------------------------
Gaming                            16.1%    Wireless Telecommunications         15.6%    Wireless Telecommunications      16.6%
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications       11.7     Gaming                              14.0     Gaming                           11.0
-------------------------------------------------------------------------------------------------------------------------------
Cable                             10.1     Cable                                8.0     Cable                            10.7
-------------------------------------------------------------------------------------------------------------------------------
Publishing                         8.1     Broadcast                            7.9     Broadcast                         8.1
-------------------------------------------------------------------------------------------------------------------------------
Chemical                           7.6     Healthcare Facilities/Supplies       6.9     Broadband                         6.4
===============================================================================================================================
Total                             53.6%                                        52.4%                                     52.8%
===============================================================================================================================

 * Weightings represent percentages of net assets as of the dates indicated. ** Weightings represent percentages of portfolio assets as of the dates indicated.
Note: The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

Managed High Yield Plus Fund Inc.

Performance at a Glance (unaudited)

Average Annual Returns for Periods Ended 11/30/02

Net Asset Value Returns*                             Fund        Lipper Median**
--------------------------------------------------------------------------------
6 Months                                           -5.32%                 -8.35%
--------------------------------------------------------------------------------
1 Year                                              -9.11                  -7.91
--------------------------------------------------------------------------------
Since Inception+                                   -12.72                  -5.59
================================================================================

Market Price Returns*
--------------------------------------------------------------------------------
6 Months                                          -15.62%                -11.46%
--------------------------------------------------------------------------------
1 Year                                             -18.63                  -8.46
--------------------------------------------------------------------------------
Since Inception+                                   -12.78                  -3.96
--------------------------------------------------------------------------------

 * Past performance is no guarantee of future results. The Fund's share price and investment return will vary so that an investor's shares may be worth more or less than their original cost. NAV and market price returns for periods of one year or less are cumulative. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates. Returns do not reflect any commissions and are not representative of the performance of an individual investment.

** Lipper High Current Yield Funds (Leveraged) Median. Lipper peer group data calculated by Lipper; used with permission. The Lipper Median is the return of the Fund that places in the middle of the peer group.

 + Inception for the Fund is June 26, 1998. Inception returns for the Lipper
   High Current Yield Funds (Leveraged) Median are shown as of nearest month-end of the Fund's inception: June 30, 1998.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

Managed High Yield Plus Fund Inc.

Portfolio of Investments -- November 30, 2002 (unaudited)

Principal
 Amount                                                Maturity       Interest
 (000)                                                  Dates          Rates          Value
-----------------------------------------------------------------------------------------------
Corporate Bonds--135.80%
-----------------------------------------------------------------------------------------------
Aerospace & Defense--2.20%
 $  2,000    Argo-Tech Corp.                           10/01/07          8.625 %    $ 1,420,000
-----------------------------------------------------------------------------------------------
    1,000    BE Aerospace, Inc.                        05/01/11          8.875          775,000
-----------------------------------------------------------------------------------------------
    1,750    Sequa Corp.                               08/01/09          9.000        1,715,000
-----------------------------------------------------------------------------------------------
                                                                                      3,910,000
===============================================================================================
Apparel/Textiles--5.03%
    4,225    Levi Straus & Co.                         01/15/08         11.625        4,172,187
-----------------------------------------------------------------------------------------------
    1,250    Perry Ellis Intenational, Inc.**          03/15/09          9.500        1,275,000
-----------------------------------------------------------------------------------------------
    2,000    Tropical Sportswear International Corp.,
             Series A                                  06/15/08         11.000        2,002,500
-----------------------------------------------------------------------------------------------
    1,055    WestPoint Stevens, Inc.                   06/15/05          7.875          232,100
-----------------------------------------------------------------------------------------------
    1,175    William Carter Co., Series B              08/15/11         10.875        1,274,875
-----------------------------------------------------------------------------------------------
                                                                                      8,956,662
===============================================================================================
Auto Manufacturing/Suppliers--3.51%
    1,250    Collins & Aikman Products Co.**           12/31/11         10.750        1,206,250
-----------------------------------------------------------------------------------------------
    2,100    Collins & Aikman Products Co.             04/15/06         11.500        1,785,000
-----------------------------------------------------------------------------------------------
    2,605    Delco Remy International, Inc.            08/01/06 to     10.625 to
                                                       05/01/09        11.000         1,341,575
-----------------------------------------------------------------------------------------------
    2,000    Dura Operating Corp., Series D            05/01/09         9.000         1,870,000
-----------------------------------------------------------------------------------------------
    3,500    Hayes Lemmerz International, Inc. (b)     07/15/06        11.000            52,500
-----------------------------------------------------------------------------------------------
                                                                                      6,255,325
===============================================================================================
Broadband--1.08%
    4,750    GT Group Telecom, Inc. (b)                02/01/10       13.250+               475
-----------------------------------------------------------------------------------------------
    3,000    Level 3 Communications, Inc.              03/15/08        11.000         1,845,000
-----------------------------------------------------------------------------------------------
    2,000    World Access, Inc. (b)                    01/15/08        13.250            80,000
-----------------------------------------------------------------------------------------------
                                                                                      1,925,475
===============================================================================================
Broadcast--7.24%
    2,000    Cumulus Media, Inc.                       07/01/08        10.375         2,147,500
-----------------------------------------------------------------------------------------------
    1,000    Granite Broadcasting Corp.                05/15/08         8.875           770,000
-----------------------------------------------------------------------------------------------
    1,500    Gray Television, Inc.**                   12/15/11         9.250         1,612,500
-----------------------------------------------------------------------------------------------
    3,600    Nexstar Finance LLC, Inc.                 04/01/08        12.000         3,942,000
-----------------------------------------------------------------------------------------------
    2,000    Nextmedia Operating, Inc.                 07/01/11        10.750         2,090,000
-----------------------------------------------------------------------------------------------
    1,000    Paxson Communications Corp.               07/15/08        10.750           985,000
-----------------------------------------------------------------------------------------------
    1,358    Young Broadcasting, Inc.                  03/01/11        10.000         1,354,605
-----------------------------------------------------------------------------------------------
                                                                                     12,901,605
===============================================================================================
Building Products--3.64%
    1,750    Atrium Cos., Inc., Series B               05/01/09        10.500         1,715,000
-----------------------------------------------------------------------------------------------
    2,750    Dayton Superior Corp.                     06/15/09        13.000         2,255,000
-----------------------------------------------------------------------------------------------
    2,500    Nortek, Inc., Series B                    06/15/11         9.875         2,506,250
-----------------------------------------------------------------------------------------------
                                                                                      6,476,250
===============================================================================================

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

Managed High Yield Plus Fund Inc.

Portfolio of Investments -- November 30, 2002 (unaudited)

Principal
 Amount                                                  Maturity          Interest
 (000)                                                     Dates            Rates          Value
---------------------------------------------------------------------------------------------------
Corporate Bonds-(continued)
---------------------------------------------------------------------------------------------------
Cable--8.84%
 $  3,905    Adelphia Communications Corp. (b)            10/01/10           10.875%    $ 1,522,950
---------------------------------------------------------------------------------------------------
    2,000    Block Communications, Inc.                   04/15/09            9.250       2,055,000
---------------------------------------------------------------------------------------------------
    4,600    Charter Communications Holdings              10/01/09 to     10.000 to
                                                          05/15/11           10.750       2,269,000
---------------------------------------------------------------------------------------------------
    2,250    Coaxial Commerce, Inc.                       08/15/06           10.000       1,980,000
---------------------------------------------------------------------------------------------------
    3,500    Insight Midwest/Insight Capital              11/01/10           10.500       3,482,500
---------------------------------------------------------------------------------------------------
    3,400    Mediacom Broadband LLC                       07/15/13           11.000       3,468,000
---------------------------------------------------------------------------------------------------
    1,250    Olympus Communications LP, Series B (b)      11/15/06           10.625         962,500
---------------------------------------------------------------------------------------------------
    5,000    UIH Australia Pacific, Inc. (b)              05/15/06           14.000          12,500
---------------------------------------------------------------------------------------------------
                                                                                         15,752,450
===================================================================================================
Chemicals--7.61%
    1,500    Acetex Corp.                                 08/01/09           10.875       1,590,000
---------------------------------------------------------------------------------------------------
    2,500    Avecia Group PLC                             07/01/09           11.000       2,112,500
---------------------------------------------------------------------------------------------------
    2,000    Equistar Chemicals LP                        09/01/08           10.125       1,920,000
---------------------------------------------------------------------------------------------------
    3,700    Geo Specialty Chemicals, Inc.                08/01/08           10.125       2,127,500
---------------------------------------------------------------------------------------------------
    2,875    Huntsman ICI Chemicals LLC, Series B         07/01/09           10.125       2,530,000
---------------------------------------------------------------------------------------------------
    1,350    Lyondell Chemical Co., Series B              05/01/07            9.875       1,363,500
---------------------------------------------------------------------------------------------------
    1,785    Terra Capital, Inc.                          10/15/08           12.875       1,909,950
---------------------------------------------------------------------------------------------------
                                                                                         13,553,450
===================================================================================================
CLEC (Competitive Local Exchange Carrier)--0.38%
    8,250    Adelphia Business Solutions, Inc. (b)        11/01/07           12.000          20,625
---------------------------------------------------------------------------------------------------
    1,000    Colt Telecom Group PLC                       12/15/06           12.000         650,000
---------------------------------------------------------------------------------------------------
    3,000    XO Communications, Inc. (b)                  12/15/07           12.750           7,500
---------------------------------------------------------------------------------------------------
                                                                                            678,125
===================================================================================================
Consumer Products--3.78%
    2,725    Samsonite Corp.                              06/15/08           10.750       2,207,250
---------------------------------------------------------------------------------------------------
    1,950    Windmere Durable Holdings, Inc.              07/31/08           10.000       1,950,000
---------------------------------------------------------------------------------------------------
    3,250    Winsloew Furniture, Inc., Series B           08/15/07           12.750       2,567,500
---------------------------------------------------------------------------------------------------
                                                                                          6,724,750
===================================================================================================
Containers & Packaging--4.21%
    5,000    Four M Corp., Series B                       06/01/06           12.000       5,162,500
---------------------------------------------------------------------------------------------------
    2,250    Owens Brockway Glass Container, Inc.**       02/15/09            8.875       2,340,000
---------------------------------------------------------------------------------------------------
                                                                                          7,502,500
===================================================================================================
Energy--0.00%
   11,488    Orion Refining Corp.**@(b)(c)                11/15/04           10.000+            115
===================================================================================================
Environmental Services--2.55%
    4,500    Allied Waste North America, Inc., Series B   08/01/09           10.000       4,545,000
===================================================================================================
Finance--Other--0.01%
    2,500    Nationwide Credit, Inc., Series A (b)        01/15/08           10.250          18,750
---------------------------------------------------------------------------------------------------
    5,550    Superior National Insurance Group@ (b)(c)    12/01/17           10.750+              0
---------------------------------------------------------------------------------------------------
                                                                                             18,750
===================================================================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

Managed High Yield Plus Fund Inc.
Portfolio of Investments -- November 30, 2002 (unaudited)

Principal
 Amount                                                 Maturity      Interest
 (000)                                                   Dates         Rates         Value
---------------------------------------------------------------------------------------------
Corporate Bonds-(continued)
---------------------------------------------------------------------------------------------
Food Processors/Beverage/Bottling--5.70%
 $  3,750    B & G Foods, Inc., Series B                08/01/07        9.625%    $ 3,862,500
---------------------------------------------------------------------------------------------
    4,000    Luigino's, Inc.                            02/01/06       10.000       4,060,000
---------------------------------------------------------------------------------------------
    2,250    National Wine & Spirits                    01/15/09       10.125       2,227,500
---------------------------------------------------------------------------------------------
                                                                                   10,150,000
=============================================================================================
Gaming--16.12%
    4,125    Alliance Gaming Corp., Series B            08/01/07       10.000       4,295,156
---------------------------------------------------------------------------------------------
    1,500    Ameristar Casinos, Inc.                    02/15/09       10.750       1,646,250
---------------------------------------------------------------------------------------------
    2,000    Herbst Gaming, Inc., Series B              09/01/08       10.750       2,090,000
---------------------------------------------------------------------------------------------
    2,000    Hollywood Casino Corp.                     05/01/07       11.250       2,170,000
---------------------------------------------------------------------------------------------
    2,050    Jacobs Entertainment Co.**                 02/01/09       11.875       2,137,125
---------------------------------------------------------------------------------------------
    2,750    Majestic Investor Holdings LLC             11/30/07       11.653       2,502,500
---------------------------------------------------------------------------------------------
    3,120    Majestic Star Casino LLC, Series B         07/01/06       10.875       3,182,400
---------------------------------------------------------------------------------------------
    3,150    MGM Mirage, Inc.                           06/01/07        9.750       3,472,875
---------------------------------------------------------------------------------------------
    1,750    Penn National Gaming, Inc., Series B       03/01/08       11.125       1,907,500
---------------------------------------------------------------------------------------------
    2,000    Venetian Casino Resort LLC**               06/15/10       11.000       2,080,000
---------------------------------------------------------------------------------------------
    1,250    Wheeling Islands Gaming, Inc.              12/15/09       10.125       1,243,750
---------------------------------------------------------------------------------------------
    2,000    Wynn Las Vegas LLC                         11/01/10       12.000       1,995,000
---------------------------------------------------------------------------------------------
                                                                                   28,722,556
=============================================================================================
    2,250    Extendicare Health Services, Inc.          12/15/07        9.350       1,878,750
---------------------------------------------------------------------------------------------
    2,000    Hanger Orthopedic Group, Inc.              06/15/09       11.250       2,090,000
---------------------------------------------------------------------------------------------
    1,325    Per-Se Technologies, Inc., Series B        02/15/05        9.500       1,272,000
---------------------------------------------------------------------------------------------
    1,000    Radiologix, Inc., Series B                 12/15/08       10.500         975,000
---------------------------------------------------------------------------------------------
    4,000    Triad Hospitals Holdings, Inc., Series B   05/15/09       11.000       4,470,000
---------------------------------------------------------------------------------------------
                                                                                   10,685,750
=============================================================================================
Industrial--Other--2.21%
    2,000    Better Minerals & Aggregates Co.           09/15/09       13.000       1,080,000
---------------------------------------------------------------------------------------------
    2,500    Blount, Inc.                               08/01/09       13.000       1,562,500
---------------------------------------------------------------------------------------------
    1,500    Motors & Gears, Inc., Series D             11/15/06       10.750       1,290,000
---------------------------------------------------------------------------------------------
                                                                                    3,932,500
=============================================================================================
Leisure--0.89%
    1,600    Affinity Group Holding, Inc.               04/01/07       11.000       1,584,000
=============================================================================================
Lodging--2.38%
    2,400    Host Marriott LP, Series E                 02/15/06        8.375       2,412,000
---------------------------------------------------------------------------------------------
    2,000    Meristar Hospitality Corp.                 01/15/11        9.125       1,830,000
---------------------------------------------------------------------------------------------
                                                                                    4,242,000
=============================================================================================
Marine--0.52%
    1,000    Trico Marine Services, Inc.                05/15/12        8.875         927,500
=============================================================================================
Oil Equipment--1.27%
    1,973    Key Energy Services, Inc., Series B        01/15/09       14.000       2,268,950
=============================================================================================

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

Managed High Yield Plus Fund Inc.
Portfolio of Investments -- November 30, 2002 (unaudited)

Principal
 Amount                                                 Maturity       Interest
 (000)                                                    Dates          Rates        Value
----------------------------------------------------------------------------------------------
Corporate Bonds-(continued)
----------------------------------------------------------------------------------------------
Oil & Gas--3.95%
 $  2,750    Belden & Blake Corp., Series B              06/15/07        9.875%    $ 2,310,000
----------------------------------------------------------------------------------------------
    2,000    Chesapeake Energy Corp.                     08/15/12        9.000       2,130,000
----------------------------------------------------------------------------------------------
    1,250    Parker Drilling Co.                         11/15/09       10.125       1,275,000
----------------------------------------------------------------------------------------------
    1,750    Wiser Oil Co.                               05/15/07        9.500       1,312,500
----------------------------------------------------------------------------------------------
                                                                                     7,027,500
==============================================================================================
Paper & Forest Products--6.96%
    3,925    Ainsworth Lumber Ltd.                       07/15/07       12.500 to
                                                                        13.875       4,079,375
----------------------------------------------------------------------------------------------
    2,050    Bear Island Paper Co. LLC, Series B         12/01/07       10.000       1,732,250
----------------------------------------------------------------------------------------------
    1,500    Georgia Pacific Corp.                       12/01/11        9.500       1,447,500
----------------------------------------------------------------------------------------------
    1,650    Potlatch Corp.                              07/15/11       10.000       1,806,750
----------------------------------------------------------------------------------------------
    1,750    Riverwood International Corp.               04/01/08       10.875       1,785,000
----------------------------------------------------------------------------------------------
    1,500    Tembec Industries, Inc.                     06/30/09        8.625       1,552,500
----------------------------------------------------------------------------------------------
                                                                                    12,403,375
==============================================================================================
Publishing--8.12%
    1,000    Dex Media East LLC**                        11/15/12       12.125       1,083,750
----------------------------------------------------------------------------------------------
    6,000    Premier Graphics, Inc. (b)                  12/01/05       11.500         187,500
----------------------------------------------------------------------------------------------
    2,500    PRIMEDIA, Inc.                              06/01/04       10.250       2,425,000
----------------------------------------------------------------------------------------------
    2,325    T/SF Communications Corp., Series B         11/01/07       10.375       2,445,621
----------------------------------------------------------------------------------------------
    2,500    TransWestern Publishing Co. LLC, Series F   11/15/07        9.625       2,612,500
----------------------------------------------------------------------------------------------
    1,000    Von Hoffman Corp.                           03/15/09       10.250         940,000
----------------------------------------------------------------------------------------------
    3,000    WRC Media, Inc./ Weekly Reader              11/15/09       12.750       2,850,000
----------------------------------------------------------------------------------------------
    1,750    Yell Finance BV                             08/01/11       10.750       1,925,000
----------------------------------------------------------------------------------------------
                                                                                    14,469,371
==============================================================================================
Restaurants--3.80%
    4,660    American Restaurant Group, Inc., Series D   11/01/06       11.500       3,961,000
----------------------------------------------------------------------------------------------
    1,500    Buffets, Inc.**                             07/15/10       11.250       1,395,000
----------------------------------------------------------------------------------------------
    1,525    Sbarro, Inc.                                09/15/09       11.000       1,410,625
----------------------------------------------------------------------------------------------
                                                                                     6,766,625
==============================================================================================
Retail--5.54%
    3,300    Advance Stores Co., Inc., Series B          04/15/08       10.250       3,498,000
----------------------------------------------------------------------------------------------
    1,500    Mothers Work, Inc.                          08/01/10       11.250       1,590,000
----------------------------------------------------------------------------------------------
    2,000    Office Depot, Inc.                          07/15/08       10.000       2,270,000
----------------------------------------------------------------------------------------------
    2,250    PETCO Animal Supplies, Inc.                 11/01/11       10.750       2,508,750
----------------------------------------------------------------------------------------------
                                                                                     9,866,750
==============================================================================================
Retail (Food)--1.78%
    2,275    Pantry, Inc.                                10/15/07       10.250       1,876,875
----------------------------------------------------------------------------------------------
    1,500    Pathmark Stores, Inc.                       02/01/12        8.750       1,297,500
----------------------------------------------------------------------------------------------
                                                                                     3,174,375
==============================================================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

Managed High Yield Plus Fund Inc.
Portfolio of Investments -- November 30, 2002 (unaudited)

Principal
 Amount                                                          Maturity        Interest
 (000)                                                            Dates            Rates        Value
---------------------------------------------------------------------------------------------------------
Corporate Bonds-(concluded)
---------------------------------------------------------------------------------------------------------
Satellite--1.40%
$  1,500     Echostar Distribution Corp.                         10/01/07          10.375%   $  1,575,000
---------------------------------------------------------------------------------------------------------
   2,000     Pegasus Communications Corp., Series B              10/15/05           9.625         925,000
---------------------------------------------------------------------------------------------------------
                                                                                                2,500,000
=========================================================================================================
Semiconductor Equipment & Products--1.08%
   2,000     Amkor Technology, Inc.                              02/15/08           9.250       1,920,000
=========================================================================================================
Service--1.76%
   6,995     American Eco Corp., Series B@(b)                    05/15/08           9.625+            700
---------------------------------------------------------------------------------------------------------
   1,963     Interep National Radio Sales, Inc., Series B        07/01/08          10.000       1,688,180
---------------------------------------------------------------------------------------------------------
   2,250     Mail-Well I Corp., Series B                         12/15/08           8.750       1,451,250
---------------------------------------------------------------------------------------------------------
                                                                                                3,140,130
=========================================================================================================
Specialty Purpose Entity--0.91%
   1,900     IPC Acquisition Corp.                               12/15/09          11.500       1,615,000
=========================================================================================================
Technology--1.20%
   2,000     Chippac International Ltd., Series B                08/01/09          12.750       2,140,000
---------------------------------------------------------------------------------------------------------
   4,558     Inter Act Operating Co.**@(b)(c)                    08/01/03          14.000               0
---------------------------------------------------------------------------------------------------------
                                                                                                2,140,000
=========================================================================================================
Telecommunication/Services--1.05%
   3,000     Qwest Capital Funding, Inc.                         08/03/09           7.000       1,875,000
=========================================================================================================
Textiles & Apparel--0.55%
   1,000     Interface, Inc.                                     02/01/10          10.375         982,500
=========================================================================================================
Transportation--0.49%
   2,000     Laidlaw, Inc.(b)                                    04/15/25           8.750         875,000
=========================================================================================================
Utility--Electricity, Gas & Other--0.32%
   1,250      AES Corp.                                           06/01/09           9.500        575,000
=========================================================================================================
Wireless Telecommunications--11.72%
   4,850     Alamosa Delaware, Inc.                              02/01/11          12.500       1,746,000
---------------------------------------------------------------------------------------------------------
   2,750     Crown Castle International Corp.                    08/01/11        9.375 to
                                                                                   10.750       2,410,625
---------------------------------------------------------------------------------------------------------
   2,000     Dobson Communications Corp.                         07/01/10          10.875       1,750,000
---------------------------------------------------------------------------------------------------------
   3,600     Nextel Communications, Inc.                         11/15/09 to     9.375 to
                                                                 02/01/11           9.500       3,340,000
---------------------------------------------------------------------------------------------------------
   2,500     Nextel Partners, Inc.                               03/15/10          11.000       2,150,000
---------------------------------------------------------------------------------------------------------
   1,000     Nextel Partners, Inc.**                             11/15/09          12.500         910,000
---------------------------------------------------------------------------------------------------------
   4,500     PTC International Finance II SA                     12/01/09          11.250       4,770,000
---------------------------------------------------------------------------------------------------------
     500     SBA Communications Corp.                            02/01/09          10.250         267,500
---------------------------------------------------------------------------------------------------------
   2,600     Spectrasite Holdings, Inc., Series B (b)            03/15/10          10.750         871,000
---------------------------------------------------------------------------------------------------------
   1,250     Triton PCS, Inc.                                    02/01/11           9.375       1,075,000
---------------------------------------------------------------------------------------------------------
                                                                                               20,870,125
=========================================================================================================
Total Corporate Bonds (cost--$313,936,844)                                                    241,914,464
=========================================================================================================

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

Managed High Yield Plus Fund Inc.
Portfolio of Investments -- November 30, 2002 (unaudited)

Number of
  Shares                                                       Value
---------------------------------------------------------------------------
Common Stocks(a)--0.78%
---------------------------------------------------------------------------
Diversified Telecommunication Services--0.08%
     9,404  NII Holdings, Inc.                                 $     14,250
---------------------------------------------------------------------------
   172,051  RCN Corp.                                               118,715
---------------------------------------------------------------------------
    88,063  Song Networks Holding AB                                  4,808
---------------------------------------------------------------------------
    48,600  Viatel, Inc.@(c)                                              0
---------------------------------------------------------------------------
                                                                    137,773
===========================================================================
Energy--0.00%
     1,253  Orion Refining Corp.@(c)                                      0
===========================================================================
Food Products--0.02%
    40,949  Packaged Ice, Inc.                                       40,949
===========================================================================
Industrial Conglomerates--0.68%
   319,317  Metal Management, Inc.                                1,213,405
===========================================================================
Service--0.00%
    98,094  PNV, Inc.                                                   196
===========================================================================
Specialty Retail--0.00%
    44,600  Samuels Jewelers, Inc.@(c)                                1,806
===========================================================================
Total Common Stocks (cost--$19,175,198)                        1,394,129
===========================================================================
Preferred Stocks--1.31%
---------------------------------------------------------------------------
Cable--1.23%
    20,000  Adelphia Communications Corp., Series B(a)               10,000
---------------------------------------------------------------------------
    25,000  CSC Holdings, Inc., Series M                          2,187,500
---------------------------------------------------------------------------
                                                                  2,197,500
===========================================================================
Restaurants--0.00%
        11  American Restaurant Group, Inc.,
            Series B (a)(c)                                               0
===========================================================================
Satellite--0.00%
     3,049  ICG Holdings, Inc. (a)                                        1
===========================================================================
Service--0.07%
   513,201  Earthwatch, Inc., Series C**                            128,300
===========================================================================
Technology--0.01%
     6,500  Inter Act Electronic Marketing, Inc. (a)                  6,500
===========================================================================
Total Preferred Stocks (cost--$9,768,974)                      2,332,301
===========================================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

Managed High Yield Plus Fund Inc.

Portfolio of Investments -- November 30, 2002 (unaudited)

Number of
Warrants                                                              Value
-----------------------------------------------------------------------------
Warrants(a)--0.20%
-----------------------------------------------------------------------------
Broadband--0.00%
    4,750    GT Group Telecom, Inc.**                                $  2,375
-----------------------------------------------------------------------------
    4,950    Pathnet, Inc.**                                               49
-----------------------------------------------------------------------------
                                                                        2,424
=============================================================================
Building Products--0.00%
    2,500    Dayton Superior Corp.**                                    1,000
=============================================================================
Cable--0.00%
    3,000    UIH Australia Pacific, Inc.                                    0
=============================================================================
CLEC (Competitive Local Exchange Carrier)--0.00%
    3,000    Knology Holdings, Inc.**                                      30
=============================================================================
Communications--Mobile--0.00%
    1,750    Nextel International, Inc.                                    17
=============================================================================
Consumer Products--0.02%
    3,250    Winsloew Furniture, Inc.**                                32,094
=============================================================================
Financial Services--0.00%
      750    Arcadia Financial Ltd.                                         8
=============================================================================
Oil Equipment--0.17%
    4,500    Key Energy Services, Inc.                                310,500
=============================================================================
Technology--0.01%
    6,500    Inter Act Electronic Marketing, Inc.@                         65
-----------------------------------------------------------------------------
    6,500    Inter Act Systems, Inc.**@                                 6,500
-----------------------------------------------------------------------------
                                                                        6,565
=============================================================================
Utility--Electricity, Gas & Other--0.00%
      800    Electronic Retailing Systems International,
             Inc.**                                                         8
=============================================================================
Wireless Telecommunication Services--0.00%
    3,000    Leap Wireless International, Inc.                            750
=============================================================================
    Total Warrants (cost--$548,745)                                  $353,396
=============================================================================

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

Managed High Yield Plus Fund Inc.
Portfolio of Investments -- November 30, 2002 (unaudited)

Principal
 Amount                                                              Maturity      Interest
 (000)                                                                 Date          Rate           Value
-------------------------------------------------------------------------------------------------------------
Repurchase Agreement--0.17%
-------------------------------------------------------------------------------------------------------------
$     307                      Repurchase Agreement dated 11/29/02
                               with State Street Bank & Trust Co.,
                               collateralized by $33,733 U.S.
                               Treasury Bonds, 8.125% due
                               08/15/19 and $263,110 U.S. Treasury
                               Notes, 1.875% to 3.625% due
                               03/31/04 to 09/30/04; (value--
                               $313,162); proceeds: $307,031
                               (cost--$307,000)                       12/02/02        1.220%    $     307,000
-------------------------------------------------------------------------------------------------------------
Total Investments (cost--$343,736,761)--138.26%                                                   246,301,290
=============================================================================================================
Liabilities in excess of other assets--(38.26)%                                                   (68,155,987)
=============================================================================================================
Net Assets--100.00%                                                                             $ 178,145,303
=============================================================================================================

@   Illiquid securities representing 0.005% of net assets.
+ Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Non-income producing security.
(b) Bond interest in default.
(c) Security is being fair valued by a management committee under the direction of the board of directors.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

Managed High Yield Plus Fund Inc.

Statement of Assets and Liabilities -- November 30, 2002 (unaudited)

Assets:
Investment in securities, at value (cost--$343,736,761)            $246,301,290
-------------------------------------------------------------------------------
Cash                                                                        773
-------------------------------------------------------------------------------
Receivable for investments sold                                         284,033
-------------------------------------------------------------------------------
Interest receivable                                                   8,158,494
-------------------------------------------------------------------------------
Other assets                                                              3,541
===============================================================================
Total assets                                                        254,748,131
===============================================================================
Liabilities:
Bank loan payable                                                    76,250,000
-------------------------------------------------------------------------------
Payable to investment manager and administrator                         141,966
-------------------------------------------------------------------------------
Payable for interest on bank loan                                       136,543
-------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   74,319
===============================================================================
Total liabilities                                                    76,602,828
===============================================================================
Net Assets:
Capital stock--$0.001 par value; 200,000,000 shares authorized;
 41,170,243 shares issued and outstanding                           566,484,488
-------------------------------------------------------------------------------
Distributions in excess of net investment income                       (223,537)
-------------------------------------------------------------------------------
Accumulated net realized loss from investment transactions         (290,680,177)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments                          (97,435,471)
===============================================================================
Net assets                                                         $178,145,303
===============================================================================
Net asset value per share                                          $       4.33
===============================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

Managed High Yield Plus Fund Inc.

Statement of Operations

                                                                         For the
                                                                     Six Months Ended
                                                                    November 30, 2002
                                                                       (unaudited)
-------------------------------------------------------------------------------------
Investment income:
Interest                                                                $  16,436,478
-------------------------------------------------------------------------------------
Dividends                                                                     316,666
-------------------------------------------------------------------------------------
                                                                           16,753,144
-------------------------------------------------------------------------------------
Expenses:
Interest expense, loan commitment and other fees                            1,004,656
-------------------------------------------------------------------------------------
Investment management and administration fees                                 915,137
-------------------------------------------------------------------------------------
Custody and accounting fees                                                    52,319
-------------------------------------------------------------------------------------
Reports and notices to shareholders                                            46,109
-------------------------------------------------------------------------------------
Professional fees                                                              26,235
-------------------------------------------------------------------------------------
Transfer agency fees                                                            6,507
-------------------------------------------------------------------------------------
Directors' fees                                                                 1,380
-------------------------------------------------------------------------------------
Other expenses                                                                 29,945
=====================================================================================
                                                                            2,082,288
=====================================================================================
Net investment income                                                      14,670,856
=====================================================================================
Realized and unrealized gains (losses) from investment activities:
Net realized loss from investment transactions                            (50,339,030)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments          24,280,452
=====================================================================================
Net realized and unrealized loss from investment activities               (26,058,578)
=====================================================================================
Net decrease in net assets resulting from operations                    $ (11,387,722)
=====================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

Managed High Yield Plus Fund Inc.

Statement of Changes in Net Assets

                                                              For the
                                                          Six Months Ended     For the Year
                                                         November 30, 2002        Ended
                                                            (unaudited)        May 31, 2002
-------------------------------------------------------------------------------------------
From operations:
Net investment income                                       $  14,670,856      $ 38,787,264
-------------------------------------------------------------------------------------------
Net realized losses from investment transactions              (50,339,030)      (69,375,996)
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                                24,280,452       (10,533,469)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations          (11,387,722)      (41,122,201)
===========================================================================================
Dividends to shareholders from:
Net investment income                                         (14,894,393)      (38,575,217)
===========================================================================================
Capital stock transactions:
Proceeds from dividends reinvested                              3,583,811         9,717,781
===========================================================================================
Net decrease in net assets                                    (22,698,304)      (69,979,637)
===========================================================================================
Net assets:
Beginning of period                                           200,843,607       270,823,244
===========================================================================================
End of period                                               $ 178,145,303      $200,843,607
===========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

Managed High Yield Plus Fund Inc.

Statement of Cash Flows

                                                                   For the
                                                                  Six Months
                                                                    Ended
                                                              November 30, 2002
                                                                 (unaudited)
-------------------------------------------------------------------------------
Cash flows provided from (used for) operating activities:
Interest and dividends received                                 $  16,196,630
-----------------------------------------------------------------------------
Operating expenses paid                                            (1,133,349)
-----------------------------------------------------------------------------
Interest paid                                                      (1,061,362)
-----------------------------------------------------------------------------
Sale of short-term portfolio investments, net                       3,042,000
-----------------------------------------------------------------------------
Purchase of long-term portfolio investments                       (45,594,539)
-----------------------------------------------------------------------------
Sale of long-term portfolio investments                            57,861,790
=============================================================================
Net cash provided from operating activities                        29,311,170
=============================================================================
Cash flows provided from (used for) financing activities:
Dividends paid to shareholders                                    (14,894,393)
-----------------------------------------------------------------------------
Decrease in bank loan                                             (18,000,000)
-----------------------------------------------------------------------------
Proceeds from capital stock transactions                            3,583,811
-----------------------------------------------------------------------------
Net cash used for financing activities                            (29,310,582)
=============================================================================
Net increase in cash                                                      588
=============================================================================
Cash at beginning of period                                               185
=============================================================================
Cash at end of period                                           $         773
=============================================================================
Reconciliation of net decrease in net assets resulting from
 operations to net cash provided from operating activities:
Net decrease in net assets resulting from operations            $ (11,387,722)
-----------------------------------------------------------------------------
Decrease in investments, at value                                  41,589,499
-----------------------------------------------------------------------------
Increase in receivable for investments sold                          (284,033)
-----------------------------------------------------------------------------
Decrease in interest receivable                                     1,525,849
-----------------------------------------------------------------------------
Decrease in other assets                                               19,986
-----------------------------------------------------------------------------
Decrease in payable for investments purchased                      (2,020,000)
-----------------------------------------------------------------------------
Decrease in payable for interest on bank loan                         (56,706)
-----------------------------------------------------------------------------
Decrease in payable to investment manager and administrator           (37,329)
-----------------------------------------------------------------------------
Decrease in accrued expenses and other liabilities                    (38,374)
=============================================================================
Total adjustments                                                  40,698,892
=============================================================================
Net cash provided from operating activities                     $  29,311,170
=============================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

Managed High Yield Plus Fund Inc.

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

Managed High Yield Plus Fund Inc. (the "Fund") was incorporated in Maryland on April 24, 1998 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determing the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment manager and administrator of the Fund or by the Fund's investment sub-advisor. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by a management committee under the direction of the Fund's board of directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Fund's Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

Managed High Yield Plus Fund Inc.

Notes to Financial Statements (unaudited)

of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Borrowings

The Fund has a $150 million committed credit facility (the "facility"). Under the terms of the facility, the Fund borrows at the London Interbank Overnight Rate ("LIBOR") plus facility and administrative fees. In addition, the Fund pays a liquidity fee on the entire amount of the facility. The Fund may borrow up to 331/3% of its total assets up to the committed amount. In accordance with the terms of the debt agreement, the Fund has pledged assets in the amount of $202,469,259 on November 30, 2002 as collateral for the bank loan.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

Managed High Yield Plus Fund Inc.

Notes to Financial Statements (unaudited)

For the six months ended November 30, 2002, the Fund borrowed a daily weighted average balance of $83,933,060 at an interest rate of 2.03%.

Concentration of Risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region. In addition, the Fund's use of leverage creates greater volatility in the Fund's net asset value and market price of its shares.

Investment Manager and Administrator, Sub-Advisor

The Board has approved an investment management and administration contract ("Management Contract") with UBS Global AM, under which UBS Global AM serves as investment manager and administrator of the Fund. In accordance with the Management Contract, the Fund pays UBS Global AM an investment management and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.70% of the Fund's average weekly total assets minus liabilities other than the aggregate indebtedness constituting leverage.

UBS Global AM has entered into a sub-advisory contract ("Sub-Advisory Contract") with UBS Global Asset Management (New York) Inc. pursuant to which UBS Global Asset Management (New York) Inc. serves as investment sub-advisor for the Fund. Under the Sub-Advisory Contract, UBS Global AM (not the Fund) is obligated to pay UBS Global Asset Management (New York) Inc. a fee, computed weekly and paid monthly, at the annual rate of 0.2375% of the Fund's average weekly net assets.

Capital Stock

There are 200,000,000 shares of $0.001 par value capital stock authorized and 41,170,243 shares outstanding at November 30, 2002. Transactions in shares of common stock were as follows:

                                                  Shares          Amount
-------------------------------------------------------------------------
For the Six Months Ended November 30, 2002:
 Dividends reinvested                             814,243     $ 3,583,811
-------------------------------------------------------------------------
For the Year Ended May 31, 2002:
 Dividends reinvested                           1,600,860     $ 9,717,781
=========================================================================

Federal Tax Status

For federal income tax purposes, the components of net unrealized depreciation of investments at November 30, 2002 were as follows:

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

Managed High Yield Plus Fund Inc.

Notes to Financial Statements (unaudited)

Gross appreciation (investments having an excess of value over cost)     $ 11,661,323
-------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)     (109,096,794)
-------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               $(97,435,471)
=====================================================================================

For the six months ended November 30, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $43,574,539 and $58,145,823, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2002 was ordinary income.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be calculated at the Fund's fiscal year ending May 31, 2003.

At May 31, 2002, the Fund had a net capital loss carryforward of $211,521,603 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire as follows: $3,675,851 in 2003; $531,918 in 2004; $1,037,133 in 2005; $13,100,516 in 2007; $50,099,935 in
2008; $71,221,921 in 2009; and $71,854,329 in 2010. The capital loss carryforward includes $20,743,806 of capital losses from the acquisition of Managed High Yield Fund Inc. on June 2, 2000. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer $49,309,892 of net realized capital losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on June 1, 2002.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

Managed High Yield Plus Fund Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                                          For the
                                         Six Months                                               For the Period
                                           Ended               For the Years Ended May 31,        June 26, 1988+
                                     November 30, 2002  ----------------------------------------     through
                                        (unaudited)          2002         2001          2000       May 31, 1999
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                               $  4.98          $   6.99      $  9.73      $  12.35        $ 15.00
------------------------------------------------------------------------------------------------------------
Net investment income                       0.36              0.96         1.07          1.48          1.42
------------------------------------------------------------------------------------------------------------
Net realized and unrealized losses
 from investment transactions              ( 0.64)          ( 1.99)       (2.58)       ( 2.60)        ( 2.83)
------------------------------------------------------------------------------------------------------------
Net decrease from investment
 operations                                ( 0.28)          ( 1.03)       (1.51)       ( 1.12)        ( 1.41)
------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                    ( 0.37)          ( 0.98)       (1.23)       ( 1.50)        ( 1.24)
============================================================================================================
Net asset value, end of period           $  4.33          $   4.98      $  6.99      $   9.73        $ 12.35
============================================================================================================
Market value, end of period              $  4.37          $   5.64      $  7.65      $   9.44        $ 12.31
============================================================================================================
Total investment return(1)                 (15.62) %         (13.22)%      (5.55)%      (12.14)%       ( 9.37)%
============================================================================================================
Ratios/Supplemental data:
Net assets, end of period (000's)        $178,145         $200,844      $270,823     $310,015       $388,929
------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 including interest expense                  2.35%*           2.58%        3.11%         3.59%          3.02%*
------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 excluding interest expense                  1.22%*           1.18%        1.07%         1.17%          1.15%*
------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets                         16.57%*          17.22%       13.00%        12.74%         11.82%*
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        17%              40%          54%           66%            52%
------------------------------------------------------------------------------------------------------------
Asset coverage++                         $  3,336         $  3,131      $ 3,736      $  3,844       $  3,682
============================================================================================================

+   Commencement of operations.
++  Per $1,000 of bank loans outstanding.
*   Annualized.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for periods of less than one year.

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

Managed High Yield Plus Fund Inc.

General Information (unaudited)

The Fund

Managed High Yield Plus Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation. The Fund's investment manager and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly-owned asset management subsidiary of UBS AG, which had over $72.5 billion in assets under management as of December 31, 2002. UBS Global AM has entered into a sub-advisory contract with UBS Global Asset Management (New York) Inc. pursuant to which UBS Global Asset Management (New
York) Inc. serves as investment sub-advisor for the Fund.

An annual meeting of shareholders of the Fund was held on September 19, 2002. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowen, William
W. Hewitt, Jr., Morton L. Janklow, Frederic V. Malek, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. The shares were voted as indicated below:

                                                                                    Shares
                                                           Shares Voted             Withold
To vote for or withhold authority in the election of:           For                Authority
-----------------------------------------------------------------------------------------------
Margo N. Alexander                                        37,507,257.6968        1,054,478.5434
-----------------------------------------------------------------------------------------------
Richard Q. Armstrong                                      37,514,793.6968        1,046,942.5434
-----------------------------------------------------------------------------------------------
David J. Beaubien                                         37,515,926.6968        1,045,809.5434
-----------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr.                                    37,478,059.3835        1,083,676.8567
-----------------------------------------------------------------------------------------------
Richard R. Burt                                           37,497,100.6968        1,064,635.5434
-----------------------------------------------------------------------------------------------
Meyer Feldberg                                            37,489,631.3835        1,072,104.8567
-----------------------------------------------------------------------------------------------
George W. Gowen                                           37,465,908.6968        1,095,827.5434
-----------------------------------------------------------------------------------------------
William W. Hewitt, Jr.                                    37,478,818.3835        1,082,917.8567
-----------------------------------------------------------------------------------------------
Morton L. Janklow                                         37,481,417.3835        1,080,318.8567
-----------------------------------------------------------------------------------------------
Frederic V. Malek                                         37,503,525.6968        1,058,210.5434
-----------------------------------------------------------------------------------------------
Carl W. Schafer                                           37,503,202.6968        1,058,533.5434
-----------------------------------------------------------------------------------------------
William D. White                                          37,499,586.3835        1,062,149.8567
===============================================================================================

Shareholder Information

The Fund's NYSE trading symbol is "HYF." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

Managed High Yield Plus Fund Inc.

General Information (unaudited)

Dividend Reinvestment Plan

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS PaineWebber Inc. or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

The transfer agent will serve as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make any other distribution, the transfer agent, as agent for the participants, receives the cash payment. Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The transfer agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market, on the NYSE or elsewhere ("open-market purchases"). If, on the dividend payment date, the net asset value per share is equal to or less than the market price per share, plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the transfer agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share (but in no event less than 95% of the then current market price per share) on the date the shares were issued. If, on the dividend payment date, the net asset value per share is greater than the market value per share, plus estimated

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

Managed High Yield Plus Fund Inc.

General Information (unaudited)

brokerage commissions (such condition being referred to herein as "market discount"), the transfer agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. The number of outstanding shares purchased with each distribution for a particular shareholder equals the result obtained by dividing the amount of the distribution payable to that shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market.

In the event of a market discount on the dividend payment date, the transfer agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but in no event more than 30 days after the dividend payment date (the "last purchase date"), to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days if, before the transfer agent has completed its open-market purchases, the market price of a share, plus estimated brokerage commissions, exceeds the net asset value per share, the average per share purchase price paid by the transfer agent may exceed the Fund's net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that, if the transfer agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the transfer agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last purchase date or the first day during the purchase period on which the net asset value per share equals or is less than the market price per share, plus estimated brokerage commissions. The transfer agent will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the transfer agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. There will be no charge to participants for reinvesting dividends. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of shares in connection with the reinvestment of dividends. The automatic reinvestment of dividends in shares does not relieve participants of any income tax that may be payable on such dividends.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

Managed High Yield Plus Fund Inc.

General Information (unaudited)

Shareholders who participate in the Plan may receive benefits not available to shareholders who do not participate in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash dividends they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive dividends in shares with a net asset value greater than the value of any cash dividends they would have received on their shares. However, there may be insufficient shares available in the market to distribute dividends in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

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--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

                     (This page intentionally left blank).

--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

Directors

E. Garrett Bewkes, Jr.             George W. Gowen
Chairman
                                   William W. Hewitt, Jr.
Margo N. Alexander
                                   Morton L. Janklow
Richard Q. Armstrong
                                   Frederic V. Malek
David J. Beaubien
                                   Carl W. Schafer
Richard R. Burt
                                   William D. White
Meyer Feldberg


Principal Officers

Brian M. Storms                    Paul H. Schubert
President                          Vice President and Treasurer

Amy R. Doberman
Vice President and Secretary


Investment Manager and
Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Sub-Advisor

UBS Global Asset Management (New York) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

                                                                 -------------
[LOGO] UBS Global Asset Management (US) Inc.                       Presorted
       51 West 52nd Street                                         Standard
       New York, NY 10019-6114                                   U.S. Postage
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                                                                 -------------